Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.1%)
New York (98.8%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	4.750%	6/1/54	1,200	1,201
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	5.000%	6/1/64	1,000	1,009
	Albany NY GO	4.500%	3/21/25	1,000	1,007
	Babylon NY GO	2.375%	12/1/28	1,000	950
	Babylon NY GO	2.375%	12/1/29	1,025	961
	Babylon NY GO	2.625%	12/1/30	1,050	984
	Bath Central School District BAN GO	4.250%	6/27/25	3,000	3,021
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/27	3,000	3,243
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	7,500	8,236
	Blind Brook-Rye Union Free School District GO	2.250%	10/15/33	2,000	1,727
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	714
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/40	500	437
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	7,000	6,653
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,000	3,163
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/31	675	699
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,678
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,087
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	380
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,182
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	1,225	963
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,472
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,569
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	5,615	4,025
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,642
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	5,735	2,229
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	2,000	740
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/31	685	674
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/36	3,365	3,242
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/41	3,450	3,168
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/47	4,570	3,964
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/35	3,200	2,975
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/37	865	781
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/45	5,865	4,598
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/50	3,000	2,229
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	4.000%	7/1/45	2,095	1,695
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	14
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	180
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	271
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/31	100	98
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/36	400	385
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/42	1,350	1,439
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/62	1,750	1,827
	Build NYC Resource Corp. Charter School Aid Revenue (Kipp Nyc Public School Facilities - Canal West Project)	5.000%	7/1/35	540	582
	Build NYC Resource Corp. Charter School Aid Revenue (Kipp Nyc Public School Facilities - Canal West Project)	5.250%	7/1/52	1,000	1,042
	Build NYC Resource Corp. Charter School Aid Revenue (Kipp Nyc Public School Facilities - Canal West Project)	5.250%	7/1/57	5,250	5,459

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/31	1,900	1,846
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	3,750	3,319
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/51	6,905	5,645
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	3,020	2,404
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	2,200	2,113
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	569
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	597
	Build NYC Resource Corp. College & University Revenue	5.000%	7/1/33	2,910	2,934
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,914
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	157
	Build NYC Resource Corp. College & University Revenue (Q Student Residences LLC Project)	5.000%	6/1/43	2,070	2,071
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/39	2,220	2,008
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/49	3,410	2,888
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/25	100	102
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/26	85	88
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/27	75	79
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/36	130	132
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/37	165	167
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	3.000%	7/1/39	550	488
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/44	975	942
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/49	1,400	1,332
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	509
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,019
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,312
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	3.020%	9/5/24	6,110	6,110
	Champlain Fire District BAN GO	4.250%	12/16/24	2,245	2,248
	Cortland NY BAN GO	4.500%	5/16/25	3,395	3,414
	Cutchogue Fire District BAN GO	4.500%	5/7/25	2,000	2,013
[3]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.350%	9/3/24	56,200	56,200
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	3,220	3,349
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,051
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,000	2,033
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/26	755	786
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/27	750	797
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/28	600	650
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/29	500	551
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/48	1,545	1,600
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	500	505
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	300	309
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	805	829
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	950	978
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	500	514
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	250	264
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	380	391
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	220	232
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/31	575	590
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/31	1,170	1,230
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	240	246
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	450	471
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	200	204
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	250	261
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/34	1,390	1,451
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/36	145	148
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	594
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	289

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,257
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	8,385	8,654
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	100	102
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,555	1,349
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	570	493
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,805	3,644
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,625	7,282
	East Hampton NY GO	2.125%	8/15/35	1,000	808
	East Meadow Union Free School District GO	2.000%	6/15/36	1,110	874
	Endicott NY BAN GO	5.250%	4/18/25	2,000	2,019
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	4,000	4,170
	Greenport NY BAN GO	4.500%	8/1/25	1,000	1,009
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/42	500	515
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	435
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	220
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	276
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/34	350	372
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/40	715	716
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/41	555	551
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	955	978
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,802
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,172
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	1,340	1,380
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/31	600	616
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	379
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	810	827
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	1,890	1,917
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	440
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	883
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,350	1,362
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,748
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	13,000	13,495
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	24,090	24,877
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	17,590
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,873
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/42	1,000	782
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,367
	Kings Park Central School District GO	2.400%	7/15/29	1,495	1,406
	Lloyd NY BAN GO	4.500%	2/7/25	1,210	1,214
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,485
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,063
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,435
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,288
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,413
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,281
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	750	776
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,000	5,297
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/40	4,250	3,730
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,384
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	7,827
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/43	3,225	3,609
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	12,925	13,420
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,436
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	7,015	7,015
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	6,415	6,241
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	13,525	12,950
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/27	3,895	4,098
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	3,820	3,766
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	4,350	4,295
[4]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	3.370%	9/1/38	1,305	1,300
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	2,865
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	79
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,050	2,147
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	1,016
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,349
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	987
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	511
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,840

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,102
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	632
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	2,930	3,052
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/39	4,775	4,929
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/40	400	404
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	14,440	14,917
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/43	9,615	9,597
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,096
[5]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	3.800%	9/3/24	6,170	6,170
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	9,070
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	915
	Metropolitan Transportation Authority Special Tax Revenue	5.000%	11/15/43	1,000	1,124
	Metropolitan Transportation Authority Special Tax Revenue	5.000%	11/15/44	1,165	1,305
	Metropolitan Transportation Authority Special Tax Revenue	4.000%	11/15/51	8,675	8,456
	Metropolitan Transportation Authority Special Tax Revenue	5.250%	11/15/54	7,000	7,806
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	2,024
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	590	630
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	920	961
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,755	4,966
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,650	1,776
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,645
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,044
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	1,974
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	372
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	5,500	5,623
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	357
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	5,000	5,076
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	2,745	2,491
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,906
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	1,020	891
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	5,000	5,011
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	2,000
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,755	2,726
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,516
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,800	1,770
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	1,000	978
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	1,745	1,842
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,431
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	2,405	2,465
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	1,900	1,841
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	6,125	6,229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	2,630	2,758
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	5,000	5,383
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	4,710	5,279
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	1,924
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	1,285	1,236
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	5,000	4,888
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,000	3,139
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,000	1,917
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	8,590	9,366
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	2,087
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,790	4,567
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	1,000	951
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,730	4,877
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,102
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.040%	9/5/24	2,975	2,975
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.040%	9/5/24	2,945	2,945
[2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.040%	9/5/24	6,000	6,000
	Middle Country Central School District At Centereach GO	3.000%	8/15/31	2,440	2,339
	Middle Country Central School District At Centereach GO	3.000%	8/15/32	3,250	3,088
	Monroe County Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/43	1,810	1,959
	Monroe County Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.250%	6/1/49	1,275	1,400
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	8,000	8,194
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,102
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,105
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	1,814
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,318
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	860	893
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,205	1,092

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,048
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,720	6,538
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	7,000	7,628
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	90	93
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/30	100	106
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/36	1,800	1,797
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/37	3,880	3,201
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/40	6,380	4,974
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	7,885	7,236
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/32	100	103
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/33	300	286
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/35	100	94
	Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,524
	Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,408
[3,5]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	2.970%	9/5/24	6,800	6,800
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,902
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,501
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,692
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,567
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,751
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,001
[3]	Nassau County NY Ad Valorem Property Revenue TOB VRDO	4.200%	9/3/24	11,200	11,200
[1,3]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	3.120%	9/6/24	9,330	9,330
	Nassau County NY GO	5.000%	10/1/36	5,685	5,971
	Nassau County NY GO	4.000%	4/1/40	1,525	1,545
	Nassau County NY GO	5.000%	4/1/41	1,500	1,693
	Nassau County NY GO	5.000%	4/1/42	1,500	1,684
	Nassau County NY GO	5.000%	4/1/43	1,220	1,362
[1]	Nassau County NY GO	4.000%	4/1/44	6,720	6,732
[1]	Nassau County NY GO	5.000%	4/1/49	5,000	5,326
	Nassau County NY GO	4.000%	4/1/51	2,000	1,951
	Nassau County NY GO	4.000%	4/1/53	7,000	6,806
	Nassau County NY GO	4.000%	4/1/54	5,000	4,863
[3]	Nassau County NY GO TOB VRDO	3.950%	9/3/24	2,325	2,325
[1,3]	Nassau County NY GO TOB VRDO	3.120%	9/6/24	5,685	5,685
	New Paltz NY BAN GO	4.500%	7/18/25	1,200	1,211
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	329
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	340
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	431
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	380
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/30	1,000	1,012
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,147
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,009
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,440
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,349
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,066
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,210
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	640	628
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,880	1,843
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	2,965	2,908
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,230	3,133
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,550	1,503
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,210	1,195
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,855	1,799
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,000
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	429
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,230	1,216
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	940	880
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,285	1,214

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/32	1,940	1,607
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	537
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	1,890	1,865
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	2,930	2,936
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/34	890	825
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	598
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,580
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,629
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	2,100	1,845
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/39	1,090	892
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	3,920	3,436
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	918
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,750
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	365
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	5,111
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,245	9,917
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	721
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	9,000	6,612
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,403
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,896
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	2,036
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/47	2,000	2,040
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	3,880	3,585
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	6,864
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.700%	11/1/48	1,000	1,014
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,879
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	3,102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	6,135	4,361
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,222
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	2,948
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/50	3,625	2,651
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	6,878
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	2,102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	9,275
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	652
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	8,000	5,219
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/52	1,000	827
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/52	3,000	3,051
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	12,365	12,501
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/53	1,000	1,015
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,160	1,653
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	5,465	4,719
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,630
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/55	4,070	2,951
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,261
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,675
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,291
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	5,655	5,532
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	17,315	16,910
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	615	599
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	8,755	8,403
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,028
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,200	7,169
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,090	5,094
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	7,390	7,396
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	6,000	6,038
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,036
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	9,100	9,224
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	5,800	5,909
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	3,605	3,719
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	8,595	8,685
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,415	2,221
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/27	1,000	1,048
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/33	4,610	4,476
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/34	3,255	3,138
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/35	1,705	1,626
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/36	3,000	2,831
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	5,585	5,200
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/38	3,640	2,773
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/39	5,045	4,541

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	1,915	1,688
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	10,000	8,135
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	829
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	1,500	1,574
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,780	2,903
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,101
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	590	474
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,615
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,273
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	7,655	7,478
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	7,750	7,446
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	10,000	7,769
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	15,000	11,278
[7]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	930	880
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,681
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,961
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	304
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	319
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,000	7,241
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,475
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	12,500	13,071
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,210
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,040	3,211
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,100	1,180
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	10,130	10,624
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,500	3,755
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	1,175	1,176
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	7,390	7,397
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	4,740	4,762
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,150	2,149
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	930	932
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,300	7,312
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	4,125	4,132
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,850	2,855
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	1,030	1,031
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	1,375	1,535
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	6,535	5,547
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	10,000	10,001
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	2,920	3,184
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	3,270	3,356
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	7,670	7,929
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	6,700	6,654
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	2,245	2,443
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,000	9,903
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	2,120	1,954
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	10,825	11,465
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	949
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,125	890
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	1,000	1,060
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,410	2,565
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,569
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	90	96
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	26,530	25,913
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	2,215	2,439
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	10,525	11,687
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/54	4,000	4,031
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	5,000	5,548
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	10,000	11,145
[5]	New York City Municipal Water Finance Authority Water Revenue VRDO	3.600%	9/3/24	8,000	8,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.950%	9/3/24	400	400
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.950%	9/3/24	1,800	1,800
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.000%	9/3/24	3,300	3,300
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.000%	9/3/24	18,600	18,600
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,034
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	1,245	1,260
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,319
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	5,143
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	5,000	5,308
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,303

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	4,470	4,503
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	7,275
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	1,840	1,479
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	1,505	1,184
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,049
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,678
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,207
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	5,345
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	1,190	1,210
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,492
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	610
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,176
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	17,795	18,665
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,073
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	6,666
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,925	2,025
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,470	1,584
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	316
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,400	3,581
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,105
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	1,880	1,909
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,729
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	1,600	1,616
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	2,931
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,097
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,300	2,394
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,595
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,055
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,568
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,194
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,015	5,630
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	690	713
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,000	1,035
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,125
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	5,530	5,579
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	12,845	13,227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,070
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	465	478
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,223
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,171
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	475	481
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	4,893
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,629
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,125
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,320
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	17,290	18,169
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,415	1,591
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	10,110	10,656
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	415	418
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,325	3,706
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,770	1,977
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,438
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,152
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	895	898
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,760	1,955
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	10,470	10,504
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,927
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,170	6,190
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,626
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,600	1,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,195	1,195
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,000	5,156
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,695	1,874
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,270	1,398
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	1,850	1,833
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	5,000	5,175
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,400	2,379

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	5,000	5,658
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,855	4,816
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	3,470	3,735
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,200	958
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,135	4,082
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	5,000	5,502
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	3,860	3,004
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,693
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	6,190	6,038
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	8,000	7,804
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	5,730	5,566
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	3,000	3,237
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	4.000%	9/3/24	4,400	4,400
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.900%	9/3/24	850	850
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,109
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	1,805	2,021
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	1,370	1,583
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	5,500	6,424
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	2,500	2,945
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	5,000	5,789
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	6,730	7,750
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,250	1,418
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,250	1,411
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	5,000	5,555
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/43	4,000	4,531
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	3,000	3,286
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/48	2,000	2,182
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	7,365	8,163
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	2,740	3,037
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	5,000	5,533
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	10,000	10,153
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/54	3,000	3,000
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	289
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	562
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	420
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	387
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,127
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,179
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	3,100	3,204
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	490	536
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,453
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,242
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	654
	New York City Trust for Cultural Resources Recreational Revenue	4.000%	7/1/46	1,835	1,758
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/32	3,540	3,611
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	4,745
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,847
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,166
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	4,414
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	6,000	1,832
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	3,142
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	6,670	6,847
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/41	585	591
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	425	425
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,512
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	8,000	6,386
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	2,000	1,567
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	3,655	3,099
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,610	6,623
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	8,306	9,955
[8]	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	15,825	14,900
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	12,885	12,010
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	11,080	10,200
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,449
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,170	994
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	895	765
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,205	1,030
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	5,355	5,290
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,000	10,707
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	1,000	862

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	4,000	3,396
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,163
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,513
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	10,900	8,606
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	12,700	9,505
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,180	2,418
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,780	2,874
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	12,960	9,636
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,150	6,196
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	40,500	47,304
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.650%	10/1/34	750	665
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	223
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	1,500	1,214
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,212
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	3,011
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/43	1,500	1,519
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/43	3,000	3,047
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/44	1,350	1,092
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/44	5,000	5,029
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/45	5,000	3,595
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/45	3,475	3,416
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,490	2,593
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	1,160	1,157
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/48	6,300	5,816
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,240	1,292
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.600%	10/1/49	2,500	2,501
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	6,010	5,884
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	8,035	7,939
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/53	1,500	1,509
	New York NY GO	5.000%	8/1/26	3,875	4,057
	New York NY GO	5.000%	8/1/26	1,630	1,706
	New York NY GO	5.000%	1/1/27	3,500	3,691
	New York NY GO	5.000%	8/1/27	600	641
	New York NY GO	5.000%	9/1/27	3,805	4,073
	New York NY GO	5.000%	8/1/28	2,320	2,501
	New York NY GO	5.000%	8/1/28	2,260	2,461
	New York NY GO	5.000%	8/1/28	5,000	5,446
	New York NY GO	5.000%	8/1/29	5,070	5,247
	New York NY GO	5.000%	8/1/29	5,195	5,568
	New York NY GO	5.000%	8/1/29	3,000	3,324
	New York NY GO	5.000%	8/1/29	3,400	3,767
	New York NY GO	5.000%	8/1/29	1,000	1,108
	New York NY GO	5.000%	12/1/29	1,360	1,479
	New York NY GO	5.000%	8/1/30	5,050	5,222
	New York NY GO	5.000%	8/1/30	4,720	4,881
	New York NY GO	5.000%	8/1/30	4,000	4,273
	New York NY GO	5.000%	4/1/31	1,155	1,315
	New York NY GO	4.000%	8/1/31	2,775	2,812
	New York NY GO	5.000%	8/1/31	7,810	8,234
	New York NY GO	5.000%	8/1/31	1,440	1,534
	New York NY GO	5.000%	8/1/31	3,000	3,352
	New York NY GO	5.000%	8/1/31	4,000	4,573
	New York NY GO	5.000%	12/1/31	4,770	4,957
	New York NY GO	5.000%	1/1/32	2,000	2,167
	New York NY GO	5.000%	4/1/32	1,895	2,178
	New York NY GO	4.000%	8/1/32	1,935	1,956
	New York NY GO	5.000%	8/1/32	1,250	1,355
	New York NY GO	5.000%	8/1/32	3,735	3,971
	New York NY GO	5.000%	8/1/32	2,000	2,067
	New York NY GO	5.000%	12/1/32	1,240	1,335
	New York NY GO	3.250%	3/1/33	3,000	3,002
	New York NY GO	5.000%	3/1/33	3,135	3,632
	New York NY GO	5.000%	4/1/33	2,140	2,482
	New York NY GO	5.000%	8/1/33	1,000	1,081
	New York NY GO	5.000%	8/1/33	5,000	5,821
	New York NY GO	5.000%	8/1/33	3,325	3,871
	New York NY GO	5.000%	8/1/34	2,260	2,440
	New York NY GO	5.000%	8/1/34	3,500	4,115
	New York NY GO	3.000%	3/1/35	3,145	2,973
	New York NY GO	4.000%	8/1/35	1,830	1,884

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/35	2,000	2,215
	New York NY GO	4.000%	10/1/35	2,085	2,135
	New York NY GO	5.000%	12/1/35	2,500	2,594
	New York NY GO	4.000%	3/1/36	1,500	1,534
	New York NY GO	4.000%	8/1/36	9,250	9,252
	New York NY GO	4.000%	8/1/36	1,385	1,416
	New York NY GO	5.000%	8/1/36	4,500	5,213
	New York NY GO	5.000%	10/1/36	5,000	5,253
	New York NY GO	5.000%	10/1/36	2,590	2,807
	New York NY GO	5.000%	3/1/37	7,500	7,930
	New York NY GO	5.000%	4/1/37	3,575	3,784
	New York NY GO	4.000%	8/1/37	8,180	8,331
	New York NY GO	4.000%	8/1/37	2,500	2,553
	New York NY GO	5.000%	8/1/37	4,000	4,121
	New York NY GO	5.000%	12/1/37	3,490	3,613
	New York NY GO	4.000%	3/1/38	5,240	5,342
	New York NY GO	5.000%	3/1/38	7,500	7,918
	New York NY GO	5.000%	3/1/38	2,000	2,177
	New York NY GO	5.000%	4/1/38	1,000	1,057
	New York NY GO	4.000%	8/1/38	2,760	2,812
	New York NY GO	5.000%	8/1/38	17,395	17,906
	New York NY GO	5.000%	10/1/38	6,500	6,808
	New York NY GO	5.000%	10/1/38	2,910	3,138
	New York NY GO	5.000%	3/1/39	6,360	6,692
	New York NY GO	5.000%	3/1/39	3,000	3,249
	New York NY GO	4.000%	8/1/39	2,865	2,906
	New York NY GO	5.000%	10/1/39	2,220	2,386
	New York NY GO	5.000%	10/1/39	8,910	9,309
	New York NY GO	5.250%	10/1/39	1,000	1,136
	New York NY GO	5.000%	12/1/39	3,485	3,703
	New York NY GO	4.000%	8/1/40	5,000	5,027
	New York NY GO	4.000%	8/1/40	1,155	1,163
	New York NY GO	4.000%	8/1/40	9,400	9,473
	New York NY GO	5.000%	8/1/40	1,500	1,676
	New York NY GO	4.000%	10/1/40	3,000	3,016
	New York NY GO	3.000%	3/1/41	5,010	4,306
	New York NY GO	4.000%	8/1/41	2,035	2,038
	New York NY GO	4.000%	8/1/41	2,500	2,505
	New York NY GO	5.000%	8/1/41	1,000	1,113
	New York NY GO	3.000%	10/1/41	2,250	1,924
	New York NY GO	5.250%	10/1/41	1,070	1,202
	New York NY GO	5.000%	12/1/41	10,000	10,308
	New York NY GO	5.000%	12/1/41	4,850	5,129
	New York NY GO	4.000%	3/1/42	1,500	1,497
	New York NY GO	5.000%	3/1/42	2,000	2,161
	New York NY GO	4.000%	4/1/42	8,000	7,983
	New York NY GO	5.000%	8/1/42	1,000	1,106
[9]	New York NY GO	5.000%	9/1/42	4,505	5,031
	New York NY GO	5.250%	9/1/42	6,240	6,969
	New York NY GO	5.000%	10/1/42	8,000	8,520
	New York NY GO	5.250%	10/1/42	2,250	2,515
	New York NY GO	5.000%	3/1/43	1,000	1,067
	New York NY GO	5.000%	3/1/43	10,180	10,973
	New York NY GO	5.000%	4/1/43	11,460	11,981
	New York NY GO	5.250%	4/1/43	11,815	13,222
	New York NY GO	5.000%	8/1/43	17,145	18,183
	New York NY GO	5.000%	8/1/43	2,340	2,508
	New York NY GO	5.000%	8/1/43	1,000	1,103
[9]	New York NY GO	5.000%	9/1/43	3,620	4,028
	New York NY GO	5.000%	10/1/43	8,000	8,499
	New York NY GO	5.250%	10/1/43	1,000	1,113
	New York NY GO	4.000%	3/1/44	7,000	6,915
	New York NY GO	5.000%	3/1/44	1,785	1,862
	New York NY GO	5.000%	4/1/44	1,725	1,903
	New York NY GO	5.250%	4/1/44	5,825	6,492
	New York NY GO	5.000%	8/1/44	1,000	1,097
[9]	New York NY GO	5.000%	9/1/44	3,435	3,801
	New York NY GO	3.000%	3/1/45	4,880	3,965
	New York NY GO	5.000%	3/1/45	3,000	3,296
	New York NY GO	4.000%	4/1/45	6,840	6,741

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	4/1/45	5,000	4,927
	New York NY GO	5.000%	8/1/45	5,000	5,468
	New York NY GO	5.500%	4/1/46	5,000	5,714
	New York NY GO	5.000%	8/1/46	2,500	2,724
	New York NY GO	4.000%	9/1/46	6,940	6,826
	New York NY GO	4.000%	3/1/47	3,080	3,016
	New York NY GO	5.000%	8/1/47	9,515	10,172
	New York NY GO	5.000%	8/1/47	6,000	6,515
[9]	New York NY GO	5.000%	9/1/47	6,925	7,578
	New York NY GO	5.250%	10/1/47	10,000	10,984
	New York NY GO	5.250%	3/1/48	3,000	3,326
	New York NY GO	5.000%	8/1/48	5,000	5,411
[9]	New York NY GO	5.000%	9/1/48	6,275	6,841
	New York NY GO	5.500%	4/1/49	7,000	7,931
	New York NY GO	4.500%	5/1/49	2,675	2,745
	New York NY GO	3.000%	8/1/50	4,000	3,100
	New York NY GO	4.000%	8/1/50	5,700	5,558
[9]	New York NY GO	5.250%	9/1/50	5,000	5,550
	New York NY GO	3.000%	3/1/51	2,235	1,721
	New York NY GO	5.000%	8/1/51	14,735	15,890
[9]	New York NY GO	4.000%	9/1/52	10,000	9,707
	New York NY GO	5.250%	3/1/53	10,720	11,825
	New York NY GO	4.125%	8/1/53	6,125	6,030
	New York NY GO	5.250%	4/1/54	5,180	5,714
[10]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	1,650	1,675
[5]	New York NY GO VRDO	3.800%	9/3/24	700	700
	New York NY GO VRDO	3.900%	9/3/24	3,500	3,500
	New York NY GO VRDO	3.900%	9/3/24	7,000	7,000
[5]	New York NY GO VRDO	3.950%	9/3/24	200	200
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/41	1,000	1,169
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/43	1,400	1,619
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	6,310	6,277
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	10,065	9,861
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	12,000	11,800
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	6,269
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	3,325	3,229
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	1,785	1,926
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,000	1,102
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	5,000	5,566
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	4,000	3,924
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/53	5,000	5,520
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/58	10,500	11,637
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,827
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	5,000	5,521
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	702
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,275
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	615	623
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	650	668
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,029
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	517
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	497
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	365
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	4,790	4,810
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	317
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,667
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,046
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	898
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	465	471
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	450	482
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/30	700	769
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,100	1,108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	517
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	543
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	535
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	323
[11]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/30	1,040	1,117
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/31	1,410	1,546
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/31	515	572
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,035
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,019

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	986
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	380
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/32	1,945	2,150
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/32	775	870
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,916
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	354
	New York State Dormitory Authority College & University Revenue	4.000%	5/1/33	940	942
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,465	1,631
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/33	900	1,019
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	510
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,425	1,438
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/34	1,145	1,284
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/34	900	1,028
	New York State Dormitory Authority College & University Revenue	4.000%	2/15/35	1,900	1,920
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/35	1,255	1,430
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,377
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	578
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	232
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	577
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,093
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/36	1,800	2,046
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,130	2,145
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,019
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	536
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	308
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,566
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,103
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/37	1,000	1,130
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,026
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	510
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	331
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,599
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,550	1,593
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	239
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	470	526
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/38	1,000	1,126
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	408
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	611
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,000	2,045
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	960	1,069
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/39	1,060	1,187
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,719
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	16
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	650	717
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	120	121
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,267
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	760	832
[12]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	3,410	4,049
	New York State Dormitory Authority College & University Revenue	5.000%	2/15/41	2,140	2,242
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/41	700	775
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	850	926
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/42	1,175	1,297
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,339
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/42	1,185	1,193
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	5,000	5,332
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	311
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	10
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,084
	New York State Dormitory Authority College & University Revenue	5.000%	2/15/43	2,485	2,596
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/43	1,025	1,127
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,435	1,548
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/44	1,100	1,205
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	900	965
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,437
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,199
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,656
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,280
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	6,200	6,023
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,533
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	3,755	3,582

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	7,500	9,131
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,250	2,137
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,000	5,296
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,635	5,880
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	7,000	7,357
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	6,095	6,195
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	10,830	13,224
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	1,250	1,268
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	5,445	5,179
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,687
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/54	14,000	16,017
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/56	2,000	2,187
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	1,000	971
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	2,340	2,433
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/30	3,345	3,472
[3]	New York State Dormitory Authority College & University Revenue TOB VRDO	4.300%	9/3/24	11,400	11,400
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,289
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,466
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	750	764
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	15
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	214
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	214
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,350	3,458
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,700	1,772
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,605
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,640	1,709
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	517
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	557
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	750	780
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	463
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,073
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	463
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	200	207
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,176
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,775	2,801
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	768
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	1,982
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	349
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	390	404
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	718
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,586
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	2,167
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	824
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	310	321
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	846
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	776
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,048
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,033
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	972
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,644
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,041
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	401
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,029
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	298
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	588
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	534
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	547
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	432
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,400	1,322
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,193
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	9,744
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	3,640
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,775
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	3,630	2,926
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	5,000	4,048
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	3,883
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,000	4,848
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/50	5,000	3,885
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	6,540	5,924

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	7,328
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	3,000	2,931
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	6,480	6,386
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,000	7,465
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	6,000	5,808
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,570	7,725
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	9/3/24	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,095	5,297
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	5,000	5,536
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,578
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,201
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,069
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	7,575	7,956
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,645
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,231
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,112
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,000	3,101
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,385
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	8,925	9,325
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,554
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,065	2,215
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	10,106
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,712
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	2,600	2,624
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,754
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,623
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	519
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,547
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	7,500	7,509
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	670	671
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,150	5,101
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,620	5,563
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,000	5,553
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	3,500	3,648
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	5,000	5,530
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	7,020	6,942
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	5,000	5,241
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	3,000	3,308
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	4,915
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,725	5,005
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/48	9,300	10,388
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	4,315	3,412
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	9,125	8,976
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	4,000	3,135
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	2,500	1,957
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/54	6,300	6,119
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,812
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,000	2,148
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,910	3,189
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/29	4,870	5,392
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,175	2,513
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,285	1,372
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,387
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,263
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,074
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	656
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,000	2,254
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,000	1,121
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,414
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	525	584
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/41	600	664
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	5,000	5,371
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	475	524
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,000	2,004
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/43	325	357
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	5,000	5,406

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/44	325	355
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/49	4,665	4,546
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,316
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	1,425	1,493
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/33	600	624
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	4.000%	10/1/34	1,125	1,153
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/34	520	541
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	4.000%	10/1/35	900	919
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/40	1,000	1,100
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/41	1,950	2,134
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/42	835	910
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/43	505	548
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/37	4,160	4,603
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,647
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,353
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	5,260	5,287
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	10,415	10,362
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	5
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,633
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	800	827
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/43	1,260	1,306
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/48	2,200	2,381
	New York State Dormitory Authority Private Schools Revenue	5.000%	7/1/33	1,650	1,741
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	429
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	4,865	5,100
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	322
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,313
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,386
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,039
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,112
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,119
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,288
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,794
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	6,000	6,211
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,268
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,326
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,268
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	2,011
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	6,500	6,703
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,195	1,252
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,208
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	12,700	13,283
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	17,315	18,084
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/49	5,000	5,468
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/52	5,000	5,451
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/53	10,000	10,893
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/56	5,000	5,434
[3]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.950%	9/3/24	9,940	9,940
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	10,715	10,869
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/51	1,500	1,492
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/28	2,455	2,684
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,053
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,710
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,088
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	11,763
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	5,019
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,532
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	5,000	5,624
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/53	5,000	5,458
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,625	3,549
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/29	12,000	12,155

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,072
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/32	2,235	2,210
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,006
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,345
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/34	1,250	1,124
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/39	745	647
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	939
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,274
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,393
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/42	600	612
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,097
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,270	2,183
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/43	1,945	1,983
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,485	1,219
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/44	1,275	1,077
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,638
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/46	2,545	1,848
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,955	2,869
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,486
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	11/1/47	750	766
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,239
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,361
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,345	1,266
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/48	1,000	1,009
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,755	10,973
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	4,169
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,560	2,338
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/49	2,075	1,892
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	677
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	835
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	3,790	2,634
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,395	2,591
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	1,891
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	980
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	3,134
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/54	3,500	3,512
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	506
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,174
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,854
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	1,072
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	5/1/68	3,810	3,828
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,085	1,055
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,710	1,662
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	3,775	3,704
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	1,680	1,680
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	8,625	8,651
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	3,530	3,522
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	2,080	2,103
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	7,395	7,440
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	3,410	3,470
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	2,350	2,364
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	9,800	9,867
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	10,020	10,072
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	1,405	1,425
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.400%	9/4/24	600	600
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,251
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,742
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	2,970
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	7,920	8,109
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	1,924
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,620
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,330
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,302
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,305
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	150
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	7,500	7,533
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	1,750	1,760
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,435	4,429
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,375	3,384
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	4,981

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,131
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	1,790	2,014
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,495	1,675
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,575	3,548
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	3,931
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,835	1,801
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	347
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,225	987
	New York State Thruway Authority Highway Revenue	4.000%	1/1/46	3,220	3,163
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	12,000	12,196
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	5,000	4,905
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,912
	New York State Thruway Authority Highway Revenue	5.000%	1/1/49	3,050	3,368
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	10,000	9,699
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	2,000	1,531
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,480	2,644
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,585	1,947
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	4,945	4,760
	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	6,000	6,732
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	7,375	7,449
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	2,500	2,487
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/48	4,000	4,322
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	3,635	3,544
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	10,000	10,742
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	8,920	8,750
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	10,200	10,260
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,000	3,007
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	1,360	1,353
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	5,165	5,085
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	3,000	2,396
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	5,000	3,916
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/57	2,500	2,410
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	3,510
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	4,200	4,403
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,052
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	2,885	2,930
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,832
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	11,195	12,175
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,810	1,898
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,042
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,255	1,360
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,000	2,159
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	5,900	6,175
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	3,000	2,970
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,800	1,449
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/48	2,305	2,514
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/41	10,200	11,499
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/43	5,875	6,553
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/50	5,050	5,500
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	2,405	2,615
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	6,710	7,280
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	505	519
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,448
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	996
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	3,065	3,290
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,330
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	11,295	11,252
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,320	10,204
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,500	2,461
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	7,361
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,389
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,150	4,110
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,384
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/26	750	783
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/29	1,210	1,326
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	1,000	1,108

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	4,655	5,079
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	2,505	2,710
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	505	545
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/39	3,940	3,947
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	3,000	2,984
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	3,295	3,262
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	6,795	6,715
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/52	3,795	3,205
[3,5]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.270%	9/3/24	8,780	8,780
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,366
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	1,250	1,103
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,003
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,001
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,000	3,534
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	456
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	481
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	455
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	743
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	530
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	560
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	581
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	317
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	585
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	330
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	317
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	615
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	641
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	433
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	645
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	430
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	346
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	365
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	295
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	292
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	267
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	350	339
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	334
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	500	477
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	284
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	470	441
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	491
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	950	971
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	1,325	1,343
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	115	120
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	200	210
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	5,170	4,813
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	200	210
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	250	263
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	275	290
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	250	263
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	8/1/44	1,000	1,019
	Onondaga County NY GO	4.000%	6/15/43	550	557
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/41	700	707
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/43	17,115	18,225
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	6,580	6,973
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,167
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,506
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,234

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	1,011
	Orange County NY GO	3.000%	6/15/33	3,640	3,409
	Orange County NY GO	3.000%	6/15/34	3,535	3,276
	Philipstown NY BAN GO	4.500%	1/17/25	1,036	1,040
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	3,000	3,244
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,525
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,400	3,488
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,470	1,693
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,640	1,873
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	485	487
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,000	1,145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,137
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,258
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	1,000	1,142
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,325	3,747
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	1,075	1,224
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/42	800	905
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	4,000	4,477
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,000	1,131
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/44	1,250	1,403
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/45	1,000	1,118
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	8/1/45	1,000	1,031
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/46	1,750	1,948
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/49	4,000	4,411
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,428
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	5,000	5,496
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,710	6,219
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,349
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,000	4,188
	Riverhead IDA Economic Job Development Corp. Local or Guaranteed Housing Revenue	4.500%	2/1/41	4,727	4,825
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,719
	Rockland County NY GO	4.000%	4/1/35	385	400
	Rockland County NY GO	4.000%	4/1/36	410	423
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	10
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	65
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	546
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,465
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,313
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,809
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,102
[1]	Schenectady NY GO	3.000%	5/1/31	635	619
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	107
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	81
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	307
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	108
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	286
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	108
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	269
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	161
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	268
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	250
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	248
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,502
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,004
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	745
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	160	167
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,046
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	178
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	3,040	3,102
[2]	Suffolk County NY GO	4.000%	4/1/30	4,420	4,533
[2]	Suffolk County NY GO	4.000%	4/1/31	4,590	4,689
[1]	Suffolk County NY GO	3.000%	6/15/31	250	240

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suffolk Regional Off-Track Betting Co. Revenue CP	5.750%	12/1/44	2,500	2,616
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,250	1,262
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	1,005
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,250	1,251
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,250	1,241
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/41	1,300	1,281
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	6,500	5,955
	Syosset Central School District GO	2.000%	12/15/34	1,000	826
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	516
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	5.000%	7/1/29	300	300
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,500	1,576
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/39	1,500	811
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,569
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,077
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,000	2,199
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,290
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,310
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,642
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	177
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,400	1,464
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	2,790	2,914
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	1,000	1,043
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,349
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	4,010	4,140
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	1,000	1,132
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,574
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,175	1,322
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,410	1,496
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,110	2,398
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	5,960	6,166
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	11,130	11,585
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	1,000	1,118
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,000	5,221
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,315
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	1,000	1,112
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,500	3,872
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,348
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	3,000	3,331
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,046
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,560	2,795
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	3,950	4,303
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	4,000	4,246
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	11,320	12,051
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	1,500	1,457
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	10,000	9,684
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	15,000	14,527
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	13,450	14,238
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	3,500	3,374
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	10,000	10,615
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	17,260	19,175
[3]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.250%	9/3/24	6,100	6,100
[5]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.600%	9/3/24	6,000	6,000
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,000	2,153
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	8,700	9,493
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	360	364
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,685
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/37	2,445	2,549
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	1,880	2,182
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	2,600	2,998
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,235	2,513
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/42	995	996
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	2,315	2,636
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	1,140	1,137
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	520	515
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,759
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,640	5,538
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	5,000	4,939
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	1,150	1,253
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/54	6,000	6,651

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,000	1,942
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	6,425	6,064
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	4.635%	4/1/26	2,000	2,003
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	11,640	11,444
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/49	3,000	3,289
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,199
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,958
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/54	5,180	5,647
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/57	8,000	7,765
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,183
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	5,000	5,002
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	12,500	13,793
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,175
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	5,000	4,876
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	15,685	17,241
[3]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	4.150%	9/3/24	5,000	5,000
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,015
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27	1,000	1,057
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27	150	159
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/28	1,000	1,077
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/28	275	296
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/30	470	489
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/31	235	242
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/32	365	375
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/33	100	103
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/34	155	159
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/35	190	194
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/36	380	385
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	4,725	4,678
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,176
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,116
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,212
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,435	5,645
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,865	2,972
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,074
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	11,000	11,397
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,100	1,137
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	928
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	8,625	8,792
	Utica NY BAN GO	4.500%	1/24/25	3,352	3,366
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,000	5,110
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	1,000	1,152
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	1,570	1,825
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	4,280	4,940
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/42	2,000	2,294
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/43	2,275	2,594
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/44	3,145	3,567
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/45	1,880	2,121
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/53	2,000	2,211
	Vails Gate Fire District BAN GO	4.000%	3/28/25	2,000	2,004
	Valley Stream NY BAN GO	4.500%	5/9/25	2,935	2,954
	Webster Central School District GO	2.000%	6/15/33	1,180	990
	Webster Central School District GO	2.000%	6/15/34	1,265	1,035
	Wellsville Central NY School District BAN GO	4.250%	6/27/25	2,000	2,013
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,158
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,142
	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue PUT	4.300%	5/1/41	5,000	4,962
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	1,000	1,004
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	770	778
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	400	402
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	605
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	456
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,410	1,415
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	385
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,003
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	520
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	2,000	2,005
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	208
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	6,265	5,393
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/48	2,420	2,747

Vanguard® New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/49	4,170	4,725
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,480	1,576
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,705	3,083
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	2,000	1,836
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/35	1,185	1,317
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/38	3,000	3,298
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/28	550	570
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,275
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/42	1,715	1,735
	Westchester County NY GO	2.000%	10/15/34	2,685	2,206
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	205	205
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	2,317	2,177
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,582
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	755
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/46	2,500	2,410
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	4.000%	10/15/29	400	400
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/39	1,000	1,021
					4,919,248
Guam (0.2%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	595	606
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	240	242
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	660	643
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,264
					7,755
Minnesota (0.0%)
[13]	Freddie Mac Gold Pool	3.310%	1/1/28	1,000	981
Puerto Rico (1.1%)
	Commonwealth of Puerto Rico	1.000%	11/1/43	2,856	1,806
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,400	3,424
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,082	3,209
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	4,956	5,328
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,838	6,464
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	3,884	2,613
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,830	4,789
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	172	159
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,790	1,888
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	570	602
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	264
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,860	3,035
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	550	576
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,380	3,206
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	3,284	2,952
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,212	1,009
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,096	1,606
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	650	457
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,265	7,174

Vanguard® New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	5,784	5,807
				56,368
Total Tax-Exempt Municipal Bonds (Cost $5,021,182)				4,984,352
Total Investments (100.1%) (Cost $5,021,182)				4,984,352
Other Assets and Liabilities—Net (-0.1%)				(3,916)
Net Assets (100%)				4,980,436
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $211,537,000, representing 4.2% of net assets.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Securities with a value of $188,000 have been segregated as initial margin for open futures contracts.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
10	Step bond.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	221	24,177	(57)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2024	(45)	(5,937)	83
				26
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the

Vanguard® New York Long-Term Tax-Exempt Fund
financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,984,352	—	4,984,352
Derivative Financial Instruments
Assets
Futures Contracts[1]	83	—	—	83
Liabilities
Futures Contracts[1]	(57)	—	—	(57)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.